Defined Benefit Plan, Amounts Recognized in Consolidated Balance Sheets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	¥ (129,189)	¥ (120,296)
Asset for employees' retirement benefits	10,220	13,081
Net amount recognized	¥ (118,969)	¥ (107,215)